Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0000895421
Registrant Name	MORGAN STANLEY
Registration File Number	333-293641
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES